Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 3,923	$ 4,656	$ 5,661
Stock Based Compensation [Member]
General and administrative expenses	649	913	1,225
Professional Fees [Member]
General and administrative expenses	908	1,084	897
Salaries And Benefits [Member]
General and administrative expenses	1,428	1,164	1,617
Rent And Office Maintenance Fees [Member]
General and administrative expenses	261	401	530
Investor Relations And Business Development Expenses [Member]
General and administrative expenses	14	59	242
Insurance And Other Expenses [Member]
General and administrative expenses	$ 663	$ 1,035	$ 1,150